Schedule of Loan Outstanding (Details)	6 Months Ended
Dec. 31, 2025 CAD ($)
IfrsStatementLineItems [Line Items]
Beginning balance	$ 2,046,450
Additions	28,026,040
Repayments	(577,023)
Accrued Interest	296,780
FX Movement	(396,521)
Ending balance	29,395,726
T.I.M.E. Organization, Inc. [Member]
IfrsStatementLineItems [Line Items]
Beginning balance	2,046,450
Additions
Repayments	(577,023)
Accrued Interest
FX Movement	11,929
Ending balance	1,481,356
Minglement Solutions LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	3,430,320
Repayments
Accrued Interest
FX Movement	(3,820)
Ending balance	3,426,500
AK Holdings Group Inc. [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	10,891,343
Repayments
Accrued Interest	98,413
FX Movement	(200,663)
Ending balance	10,789,093
CV3 Group, LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	4,480,434
Repayments
Accrued Interest	19,038
FX Movement	(25,984)
Ending balance	4,473,488
Starlink Capital LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	1,930,033
Repayments
Accrued Interest	5,678
FX Movement	(11,193)
Ending balance	1,924,518
Summit Strategies LLC [Member]
IfrsStatementLineItems [Line Items]
Beginning balance
Additions	7,293,910
Repayments
Accrued Interest	173,651
FX Movement	(166,790)
Ending balance	$ 7,300,771